Distribution Date:	01/18/24	Wells Fargo Commercial Mortgage Trust 2014-LC16
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2014-LC16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988XAQ9	1.294000%	51,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988XAR7	2.819000%	112,071,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988XAS5	3.432000%	14,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988XAT3	3.548000%	200,000,000.00	64,084,554.38	35,314,767.02	189,476.67	0.00	0.00	35,504,243.69	28,769,787.36	49.89%	30.00%
A-5	94988XAU0	3.817000%	231,235,000.00	231,235,000.00	0.00	735,520.00	0.00	0.00	735,520.00	231,235,000.00	49.89%	30.00%
A-SB	94988XAV8	3.477000%	73,429,000.00	2,763,693.81	1,378,916.70	8,007.80	0.00	0.00	1,386,924.50	1,384,777.11	49.89%	30.00%
A-S	94988XAW6	4.020000%	53,574,000.00	53,574,000.00	0.00	179,472.90	0.00	0.00	179,472.90	53,574,000.00	39.62%	24.50%
B	94988XAZ9	4.322000%	71,837,000.00	71,837,000.00	0.00	258,732.93	0.00	0.00	258,732.93	71,837,000.00	25.85%	17.13%
C	94988XBA3	4.458000%	38,963,000.00	38,963,000.00	0.00	29,423.37	0.00	0.00	29,423.37	38,963,000.00	18.38%	13.13%
D	94988XAC0	3.938000%	59,662,000.00	59,662,000.00	0.00	0.00	0.00	0.00	0.00	59,662,000.00	6.94%	7.00%
E	94988XAE6	3.250000%	19,481,000.00	19,481,000.00	0.00	0.00	0.00	0.00	0.00	19,481,000.00	3.21%	5.00%
F	94988XAG1	3.250000%	15,829,000.00	15,829,000.00	0.00	0.00	0.00	0.00	0.00	15,829,000.00	0.17%	3.38%
G	94988XAJ5	3.250000%	32,875,228.35	890,379.01	0.00	0.00	0.00	0.00	0.00	890,379.01	0.00%	0.00%
R	94988XAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			974,069,228.35	558,319,627.20	36,693,683.72	1,400,633.67	0.00	0.00	38,094,317.39	521,625,943.48

X-A	94988XAX4	1.192441%	735,422,000.00	351,657,248.19	0.00	349,441.96	0.00	0.00	349,441.96	314,963,564.47
X-B	94988XAY2	0.769988%	170,462,000.00	170,462,000.00	0.00	109,378.11	0.00	0.00	109,378.11	170,462,000.00
X-C	94988XAA4	1.738673%	19,481,000.00	19,481,000.00	0.00	28,225.91	0.00	0.00	28,225.91	19,481,000.00
X-D	94988XBB1	1.738673%	48,704,228.35	16,719,379.01	0.00	24,224.62	0.00	0.00	24,224.62	16,719,379.01
Notional SubTotal			974,069,228.35	558,319,627.20	0.00	511,270.60	0.00	0.00	511,270.60	521,625,943.48

Deal Distribution Total					36,693,683.72	1,911,904.27	0.00	0.00	38,605,587.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988XAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988XAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988XAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988XAT3	320.42277190	176.57383510	0.94738335	0.00000000	0.00000000	0.00000000	0.00000000	177.52121845	143.84893680
A-5	94988XAU0	1,000.00000000	0.00000000	3.18083335	0.00000000	0.00000000	0.00000000	0.00000000	3.18083335	1,000.00000000
A-SB	94988XAV8	37.63763377	18.77891160	0.10905501	0.00000000	0.00000000	0.00000000	0.00000000	18.88796661	18.85872217
A-S	94988XAW6	1,000.00000000	0.00000000	3.35000000	0.00000000	0.00000000	0.00000000	0.00000000	3.35000000	1,000.00000000
B	94988XAZ9	1,000.00000000	0.00000000	3.60166669	0.00000000	0.00000000	0.00000000	0.00000000	3.60166669	1,000.00000000
C	94988XBA3	1,000.00000000	0.00000000	0.75516182	2.95983805	41.82711316	0.00000000	0.00000000	0.75516182	1,000.00000000
D	94988XAC0	1,000.00000000	0.00000000	0.00000000	3.28166672	125.30863565	0.00000000	0.00000000	0.00000000	1,000.00000000
E	94988XAE6	1,000.00000000	0.00000000	0.00000000	2.70833325	111.04166316	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94988XAG1	1,000.00000000	0.00000000	0.00000000	2.70833344	111.04167098	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988XAJ5	27.08358404	0.00000000	0.00000000	0.07335128	70.31563813	0.00000000	0.00000000	0.00000000	27.08358404
R	94988XAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988XAX4	478.17069409	0.00000000	0.47515843	0.00000000	0.00000000	0.00000000	0.00000000	0.47515843	428.27596192
X-B	94988XAY2	1,000.00000000	0.00000000	0.64165685	0.00000000	0.00000000	0.00000000	0.00000000	0.64165685	1,000.00000000
X-C	94988XAA4	1,000.00000000	0.00000000	1.44889431	0.00000000	0.00000000	0.00000000	0.00000000	1.44889431	1,000.00000000
X-D	94988XBB1	343.28393194	0.00000000	0.49738228	0.00000000	0.00000000	0.00000000	0.00000000	0.49738228	343.28393194

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/23 - 12/30/23	30	0.00	189,476.67	0.00	189,476.67	0.00	0.00	0.00	189,476.67	0.00
A-5	12/01/23 - 12/30/23	30	0.00	735,520.00	0.00	735,520.00	0.00	0.00	0.00	735,520.00	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	8,007.80	0.00	8,007.80	0.00	0.00	0.00	8,007.80	0.00
A-S	12/01/23 - 12/30/23	30	0.00	179,472.90	0.00	179,472.90	0.00	0.00	0.00	179,472.90	0.00
B	12/01/23 - 12/30/23	30	0.00	258,732.93	0.00	258,732.93	0.00	0.00	0.00	258,732.93	0.00
C	12/01/23 - 12/30/23	30	1,514,385.64	144,747.54	0.00	144,747.54	115,324.17	0.00	0.00	29,423.37	1,629,709.81
D	12/01/23 - 12/30/23	30	7,280,373.02	195,790.80	0.00	195,790.80	195,790.80	0.00	0.00	0.00	7,476,163.82
E	12/01/23 - 12/30/23	30	2,110,441.60	52,761.04	0.00	52,761.04	52,761.04	0.00	0.00	0.00	2,163,202.64
F	12/01/23 - 12/30/23	30	1,714,808.40	42,870.21	0.00	42,870.21	42,870.21	0.00	0.00	0.00	1,757,678.61
G	12/01/23 - 12/30/23	30	2,309,231.22	2,411.44	0.00	2,411.44	2,411.44	0.00	0.00	0.00	2,311,642.66
X-A	12/01/23 - 12/30/23	30	0.00	349,441.96	0.00	349,441.96	0.00	0.00	0.00	349,441.96	0.00
X-B	12/01/23 - 12/30/23	30	0.00	109,378.11	0.00	109,378.11	0.00	0.00	0.00	109,378.11	0.00
X-C	12/01/23 - 12/30/23	30	0.00	28,225.91	0.00	28,225.91	0.00	0.00	0.00	28,225.91	0.00
X-D	12/01/23 - 12/30/23	30	0.00	24,224.62	0.00	24,224.62	0.00	0.00	0.00	24,224.62	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			14,929,239.88	2,321,061.93	0.00	2,321,061.93	409,157.66	0.00	0.00	1,911,904.27	15,338,397.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	38,605,587.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,337,420.35	Master Servicing Fee	13,232.32
Interest Reductions due to Nonrecoverability Determination	(9,135.51)	Certificate Administrator Fee	2,049.64
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	240.39
ARD Interest	0.00	Trust Advisor Fee	470.92
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,328,284.84	Total Fees	16,203.27

Principal		Expenses/Reimbursements
Scheduled Principal	36,693,683.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	372,888.20
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,937.14
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	351.94
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	36,693,683.72	Total Expenses/Reimbursements	400,177.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,911,904.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	36,693,683.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	38,605,587.99
Total Funds Collected	39,021,968.56	Total Funds Distributed	39,021,968.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	558,319,627.20	558,319,627.20	Beginning Certificate Balance	558,319,627.20
(-) Scheduled Principal Collections	36,693,683.72	36,693,683.72	(-) Principal Distributions	36,693,683.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	521,625,943.48	521,625,943.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	563,166,902.94	563,166,902.94	Ending Certificate Balance	521,625,943.48
Ending Actual Collateral Balance	526,149,785.21	526,149,785.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	255.50	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	255.50	0.00	Net WAC Rate	4.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP	Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP
2,000,000 or less	1	1,855,150.78	0.36%	3	5.4070	4.131600	Less than 1.31	8	107,762,187.90	20.66%	3	4.9312	0.417322
2,000,001 to 3,000,000	3	7,209,009.22	1.38%	4	5.0165	1.524548	1.31 to 1.40	2	14,962,143.89	2.87%	3	5.1889	1.389847
3,000,001 to 4,000,000	4	14,134,464.12	2.71%	4	5.0345	1.520314	1.41 to 1.50	3	93,257,491.59	17.88%	3	4.7303	1.456220
4,000,001 to 5,000,000	1	4,002,219.89	0.77%	4	4.9000	2.104200	1.51 to 1.60	1	3,849,458.47	0.74%	4	5.0160	1.517100
5,000,001 to 6,000,000	6	33,560,217.97	6.43%	4	4.8133	2.173599	1.61 to 1.70	3	36,013,927.17	6.90%	5	4.6795	1.672569
6,000,001 to 7,000,000	2	13,103,107.28	2.51%	3	4.9977	1.327856	1.71 to 1.80	5	58,020,452.24	11.12%	4	4.9612	1.730255
7,000,001 to 8,000,000	3	22,964,130.34	4.40%	3	5.2193	1.776566	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	30,020,359.34	5.76%	4	4.6669	2.142748
10,000,001 to 15,000,000	4	50,892,023.13	9.76%	4	4.8210	1.303317	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	35,928,933.38	6.89%	4	4.9545	1.342336	2.51 to 3.00	2	13,165,596.51	2.52%	3	4.9943	2.624716
20,000,001 to 30,000,000	3	78,134,117.85	14.98%	5	4.7067	1.636715	3.01 or greater	3	11,089,222.85	2.13%	3	4.8090	3.517214
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435
50,000,001 or greater	2	106,357,466.00	20.39%	3	4.7960	0.787650
Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	153,485,103.52	29.42%	3	4.8126	NAP
							Defeased	30	153,485,103.52	29.42%	3	4.8126	NAP
California	3	23,384,964.44	4.48%	3	4.8089	1.498977
							Industrial	2	9,895,309.04	1.90%	4	5.0110	1.723446
Colorado	2	44,530,908.31	8.54%	5	4.6988	1.390592
							Lodging	4	35,591,520.67	6.82%	3	5.2387	0.712053
Delaware	2	19,398,025.07	3.72%	4	5.0010	1.720400
							Mixed Use	1	2,650,066.57	0.51%	3	5.0500	1.699400
Florida	1	14,036,723.19	2.69%	4	4.8400	0.227000
							Mobile Home Park	1	2,557,247.57	0.49%	4	4.7600	1.761300
Illinois	2	15,178,532.33	2.91%	5	4.6055	2.027313
							Multi-Family	4	16,107,679.14	3.09%	4	4.8699	2.198767
Louisiana	2	10,003,060.08	1.92%	3	5.5770	1.177424
							Office	7	78,866,581.43	15.12%	4	4.8365	1.405215
Michigan	2	5,791,319.64	1.11%	4	4.5534	2.660379
							Retail	11	220,617,284.76	42.29%	3	4.7754	1.057737
Nevada	1	7,703,858.13	1.48%	3	5.1640	2.580700
							Self Storage	1	1,855,150.78	0.36%	3	5.4070	4.131600
New Jersey	1	106,357,466.00	20.39%	3	4.7960	0.155300
							Totals	61	521,625,943.48	100.00%	3	4.8382	1.406435
New York	1	6,869,692.10	1.32%	3	4.9530	2.053900

North Carolina	1	1,855,150.78	0.36%	3	5.4070	4.131600

Ohio	1	22,677,314.81	4.35%	4	5.0046	1.738000

Oregon	1	6,000,000.00	1.15%	2	4.8500	3.405900

Tennessee	2	9,463,958.27	1.81%	4	4.8163	2.440424

Texas	9	74,889,866.81	14.36%	4	4.8637	1.416149

Totals	61	521,625,943.48	100.00%	3	4.8382	1.406435

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP	Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP
	4.500% or less	2	16,410,909.32	3.15%	5	4.4783	2.418622	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	66,710,835.94	12.79%	5	4.5917	1.621676	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	182,345,229.69	34.96%	3	4.8131	1.077568	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	10	88,318,728.81	16.93%	4	5.0554	1.644250	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	2	3,856,845.86	0.74%	4	5.3515	2.501427	49 months or greater	31	368,140,839.96	70.58%	4	4.8488	1.374260
	5.501% to 5.750%	1	3,145,296.83	0.60%	3	5.7430	(0.185500)	Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435
	5.751% to 6.000%	1	7,352,993.51	1.41%	3	5.7670	0.989300
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP	Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP
	60 months or less	31	368,140,839.96	70.58%	4	4.8488	1.374260	Interest Only	2	34,000,000.00	6.52%	4	4.6276	1.985394
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	3,145,296.83	0.60%	3	5.7430	(0.185500)
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	4	18,531,917.75	3.55%	3	5.1334	1.580413
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	24	312,463,625.38	59.90%	4	4.8470	1.311235
	Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	153,485,103.52	29.42%	3	4.8126	NAP			No outstanding loans in this group
Underwriter's Information		1	53,178,733.00	10.19%	3	4.7960	1.420000
	12 months or less	28	307,479,825.79	58.95%	4	4.8520	1.362579
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	7,482,281.17	1.43%	4	5.0942	1.529189
	Totals	51	521,625,943.48	100.00%	3	4.8382	1.406435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	440000359	RT	Woodbridge	NJ	Actual/360	4.796%	220,013.12	94,641.04	0.00	N/A	04/01/24	--	53,273,374.04	53,178,733.00	06/01/22
1B	440000360				Actual/360	4.796%	220,013.12	94,641.04	0.00	N/A	04/01/24	--	53,273,374.04	53,178,733.00	06/01/22
5	300571107	MF	San Marcos	TX	Actual/360	4.673%	117,674.48	45,702.64	0.00	N/A	02/06/24	--	29,243,362.53	29,197,659.89	01/06/24
6	310922175	RT	Weatherford	TX	Actual/360	4.590%	108,720.69	50,013.85	0.00	N/A	06/01/24	--	27,506,816.89	27,456,803.04	01/01/24
7	780922606	OF	Greenwood Village	CO	Actual/360	4.580%	110,428.89	0.00	0.00	N/A	06/01/24	--	28,000,000.00	28,000,000.00	01/01/24
8	28000463	RT	Akron	OH	Actual/360	5.005%	97,894.89	38,663.49	0.00	N/A	05/06/24	--	22,715,978.30	22,677,314.81	01/06/24
9	28000448	RT	Various	Various	Actual/360	4.900%	60,217.80	14,271,761.53	0.00	N/A	04/01/24	01/01/24	14,271,761.53	0.00	01/01/24
10	310923154	SS	Various	Various	Actual/360	4.710%	76,038.67	42,088.21	0.00	N/A	05/01/24	--	18,747,976.02	18,705,887.81	01/01/24
11	28000457	Various Dover		DE	Actual/360	5.001%	83,678.49	33,093.51	0.00	N/A	05/06/24	--	19,431,118.58	19,398,025.07	01/06/24
13	28000452	OF	Greenwood Village	CO	Actual/360	4.900%	69,881.87	30,956.21	0.00	N/A	05/06/24	--	16,561,864.52	16,530,908.31	01/06/24
14	310923441	SS	Various	CT	Actual/360	4.600%	63,065.38	31,261.18	0.00	N/A	05/01/24	--	15,921,133.29	15,889,872.11	01/01/24
			Upper Chichester
15	310920294	RT		PA	Actual/360	4.730%	61,832.85	33,772.44	0.00	N/A	06/01/24	--	15,180,950.35	15,147,177.91	01/01/24
			Town
16	310923368	LO	Hallandale	FL	Actual/360	4.840%	58,631.03	30,973.57	0.00	N/A	05/01/24	--	14,067,696.76	14,036,723.19	01/01/24
17	310921328	RT	Naperville	IL	Actual/360	4.500%	51,178.04	30,398.29	0.00	N/A	06/01/24	--	13,207,235.54	13,176,837.25	01/01/24
19	28000471	OF	Houston	TX	Actual/360	5.016%	23,218.08	11,524.01	0.00	N/A	05/06/24	--	5,375,384.61	5,363,860.60	01/06/24
20	28000479	OF	Houston	TX	Actual/360	5.016%	16,905.99	8,391.09	0.00	N/A	05/06/24	--	3,914,027.84	3,905,636.75	01/06/24
21	28000480	OF	Houston	TX	Actual/360	5.016%	16,662.82	8,270.39	0.00	N/A	05/06/24	--	3,857,728.86	3,849,458.47	01/06/24
23	28000437	RT	San Jose	CA	Actual/360	4.759%	51,805.73	19,669.02	0.00	N/A	03/06/24	--	12,641,624.57	12,621,955.55	01/06/24
24	28000459	LO	Grapevine	TX	Actual/360	5.250%	50,088.96	23,078.03	0.00	N/A	04/06/24	--	11,079,585.17	11,056,507.14	01/06/24
27	440000376	RT	Lake Worth	TX	Actual/360	4.764%	32,510.69	17,648.50	0.00	N/A	05/01/24	--	7,924,927.20	7,907,278.70	01/01/24
28	300571093	LO	Covington	LA	Actual/360	5.767%	36,629.76	23,075.45	0.00	N/A	04/06/24	--	7,376,068.96	7,352,993.51	04/06/21
30	300571090	RT	Las Vegas	NV	Actual/360	5.164%	34,314.51	12,854.68	0.00	N/A	04/06/24	--	7,716,712.81	7,703,858.13	01/06/24
31	300571103	OF	Peabody	MA	Actual/360	5.180%	31,708.77	14,860.69	0.00	N/A	02/06/24	--	7,108,704.67	7,093,843.98	01/06/24
33	300571101	MF	Atlanta	GA	Actual/360	5.230%	32,336.56	11,740.69	0.00	N/A	02/06/24	--	7,180,140.82	7,168,400.13	01/06/24
34	310921116	RT	Houston	TX	Actual/360	4.550%	23,480.22	21,213.72	0.00	N/A	05/01/24	--	5,992,823.82	5,971,610.10	01/01/24
35	302010035	MF	North Chili	NY	Actual/360	4.953%	29,350.55	11,897.31	0.00	N/A	04/06/24	--	6,881,589.41	6,869,692.10	01/06/24
36	28000473	OF	Dallas	TX	Actual/360	5.047%	27,148.52	13,328.81	0.00	N/A	05/06/24	--	6,246,743.99	6,233,415.18	01/06/24
37	300571097	MF	Fairview Park	OH	Actual/360	5.330%	28,700.72	6,253,259.42	0.00	N/A	04/06/24	01/06/24	6,253,259.42	0.00	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
39	300571094	LO	Beaumont	TX	Actual/360	5.767%	27,486.82	5,534,970.71	0.00	N/A	04/06/24	01/06/24	5,534,970.71	0.00	01/06/24
40	28000460	SS	Everett	WA	Actual/360	5.100%	28,619.89	9,386.59	0.00	N/A	05/06/24	02/06/24	6,516,862.43	6,507,475.84	01/06/24
43	28000454	MF	Albuquerque	NM	Actual/360	5.256%	27,586.92	9,988.21	0.00	N/A	04/06/24	--	6,095,210.95	6,085,222.74	01/06/24
44	410923589	MF	Waterford	MI	Actual/360	4.700%	22,505.79	12,502.26	0.00	N/A	02/01/24	--	5,560,799.47	5,548,297.21	01/01/24
45	28000467	RT	Everett	MA	Actual/360	4.665%	21,982.46	12,367.20	0.00	N/A	05/06/24	--	5,472,244.66	5,459,877.46	01/06/24
46	440000374	IN	Santa Clara	CA	Actual/360	5.019%	23,737.50	11,769.41	0.00	N/A	05/06/24	--	5,492,355.50	5,480,586.09	01/06/24
48	28000476	LO	Weston	FL	Actual/360	5.250%	22,386.06	16,265.42	0.00	N/A	05/06/24	--	4,951,755.20	4,935,489.78	01/06/24
49	310922787	RT	Mount Juliet	TN	Actual/360	4.755%	22,406.44	10,476.33	0.00	N/A	05/01/24	--	5,472,214.71	5,461,738.38	01/01/24
50	780922681	RT	Barstow	CA	Actual/360	4.710%	21,466.03	10,207.55	0.00	N/A	05/11/24	--	5,292,630.35	5,282,422.80	01/11/24
51	410922762	RT	Rochester Hills	MI	Actual/360	4.690%	20,288.77	11,311.48	0.00	N/A	05/01/24	02/01/24	5,023,698.95	5,012,387.47	01/01/24
52	440000377	LO	Grapevine	TX	Actual/360	5.034%	19,884.29	15,310.07	0.00	N/A	06/01/24	--	4,587,093.58	4,571,783.51	01/01/24
53	28000436	RT	Oregon City	OR	Actual/360	4.850%	25,058.33	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	01/06/24
54	790923352	RT	Brentwood	TN	Actual/360	4.790%	20,447.03	10,996.63	0.00	N/A	05/01/24	--	4,957,189.62	4,946,192.99	01/01/24
60	310923284	OF	Berkeley	CA	Actual/360	4.700%	16,670.96	9,260.93	0.00	N/A	02/01/24	--	4,119,110.51	4,109,849.58	01/01/24
63	28000445	LO	Bryan	TX	Actual/360	5.743%	15,642.45	17,757.71	0.00	N/A	04/06/24	--	3,163,054.54	3,145,296.83	01/06/24
64	300571089	RT	Overland Park	KS	Actual/360	5.623%	19,244.21	3,974,411.27	0.00	N/A	04/06/24	01/06/24	3,974,411.27	0.00	01/06/24
65	28000474	MF	East Ridge	TN	Actual/360	4.900%	16,918.77	7,494.66	0.00	N/A	05/06/24	--	4,009,714.55	4,002,219.89	01/06/24
66	310923285	OF	San Francisco	CA	Actual/360	4.650%	14,820.34	8,383.32	0.00	N/A	02/01/24	--	3,701,229.23	3,692,845.91	01/01/24
67	790923138	OF	Katy	TX	Actual/360	4.940%	16,593.31	3,900,738.52	0.00	N/A	04/01/24	01/01/24	3,900,738.52	0.00	01/01/24
69	410923356	MF	Ypsilanti	MI	Actual/360	4.390%	12,254.52	7,627.25	0.00	N/A	05/01/24	--	3,241,699.32	3,234,072.07	01/01/24
71	410922504	RT	New Haven	CT	Actual/360	4.750%	12,614.32	6,882.25	0.00	N/A	05/01/24	02/01/24	3,083,975.62	3,077,093.37	01/01/24
72	28000456	MU	New Orleans	LA	Actual/360	5.050%	11,563.24	8,999.50	0.00	N/A	04/06/24	--	2,659,066.07	2,650,066.57	01/06/24
74	410923122	MH	St. Louis	MI	Actual/360	4.760%	10,518.29	8,885.26	0.00	N/A	05/01/24	--	2,566,132.83	2,557,247.57	01/01/24
75	300571104	MF	Baltimore	MD	Actual/360	5.390%	10,644.99	4,639.72	0.00	N/A	05/06/24	--	2,293,491.71	2,288,851.99	01/06/24
76	28000477	RT	Greenville	MI	Actual/360	4.640%	8,903.07	5,054.45	0.00	N/A	05/06/24	--	2,228,242.19	2,223,187.74	01/06/24
77	860923146	MF	Chicago	IL	Actual/360	5.300%	0.00	0.00	0.00	N/A	05/01/24	--	2,001,695.08	2,001,695.08	08/01/18
79	28000466	RT	Bridgeport	CT	Actual/360	4.682%	7,369.29	4,120.46	0.00	N/A	05/06/24	--	1,827,826.56	1,823,706.10	01/06/24
80	28000455	SS	Wilson	NC	Actual/360	5.407%	8,655.23	3,778.31	0.00	N/A	04/06/24	--	1,858,929.09	1,855,150.78	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
81	410923629	MF	Old Hickory	TN	Actual/360	5.140%	7,884.32	1,781,319.44	0.00 N/A	01/01/24	--	1,781,319.44	0.00	01/01/24
Totals							2,328,284.84	36,693,683.72	0.00			558,319,627.20	521,625,943.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	7,563,741.31	2,520,974.52	01/01/23	09/30/23	11/13/23	43,954,716.24	5,941,881.56	132,566.54	940,043.39	0.00	0.00
1B	0.00	0.00	--	--	11/13/23	43,954,716.24	5,941,881.56	132,566.54	940,043.39	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	2,666,787.38	2,269,152.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,091,879.54	1,923,871.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,858,023.80	2,326,610.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,414,575.08	2,020,522.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,097,776.51	967,893.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,307,003.09	518,103.19	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,127,117.06	1,722,758.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	716,446.14	575,232.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	417,544.14	364,152.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	534,193.10	392,678.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,182,908.71	976,143.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,410,387.39	1,548,212.76	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,174,215.24	837,939.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(684,649.00)	796,268.00	01/01/23	09/30/23	09/11/23	2,598,607.58	841,737.88	46,677.21	1,124,214.93	0.00	0.00
30	1,615,043.32	1,141,591.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,185,136.92	1,015,297.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	935,640.00	773,733.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	532,089.59	276,532.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	748,197.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,074,968.68	829,398.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	566,549.13	388,666.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,115,026.68	840,789.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	(6,216.02)	(45,609.52)	10/30/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	606,296.98	490,099.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	870,353.56	657,433.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	379,199.38	317,854.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	431,394.04	314,451.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	185,186.00	151,829.00	04/01/18	03/31/19	07/12/21	545,963.18	129,836.50	(166.25)	601,653.09	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	608,188.36	469,131.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	37,725,003.11	27,381,713.95				91,054,003.24	12,855,337.50	311,644.04	3,605,954.80	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	4	115,712,154.59	0	0.00	1	7,352,993.51	0	0.00	0	0.00	0	0.00	4.838167%	4.748503%	3
12/15/23	0	0.00	0	0.00	4	115,924,512.12	0	0.00	2	7,376,068.96	0	0.00	0	0.00	2	9,799,096.24	4.861774%	4.775841%	4
11/17/23	0	0.00	0	0.00	4	116,151,319.65	0	0.00	2	20,604,332.47	0	0.00	0	0.00	0	0.00	4.859782%	4.770093%	5
10/17/23	0	0.00	0	0.00	4	116,361,831.82	0	0.00	2	20,656,499.20	0	0.00	0	0.00	2	6,710,960.11	4.859846%	4.770168%	6
09/15/23	0	0.00	0	0.00	4	116,586,860.80	0	0.00	2	20,711,365.74	0	0.00	0	0.00	0	0.00	4.859931%	4.771428%	7
08/17/23	0	0.00	0	0.00	4	116,795,542.89	0	0.00	2	20,763,055.57	0	0.00	0	0.00	0	0.00	4.859993%	4.771500%	8
07/17/23	0	0.00	0	0.00	4	117,003,347.95	0	0.00	2	20,814,515.06	2	9,493,773.93	0	0.00	0	0.00	4.860053%	4.771572%	9
06/16/23	0	0.00	0	0.00	4	117,225,767.85	0	0.00	2	20,868,700.16	0	0.00	0	0.00	0	0.00	4.860117%	4.771646%	10
05/17/23	0	0.00	0	0.00	4	117,435,385.23	0	0.00	2	20,919,689.00	0	0.00	0	0.00	0	0.00	4.860179%	4.771717%	11
04/17/23	0	0.00	0	0.00	4	117,659,960.91	0	0.00	2	20,973,420.61	0	0.00	0	0.00	0	0.00	4.860245%	4.771791%	12
03/17/23	0	0.00	0	0.00	4	117,867,751.44	1	13,440,593.37	1	7,583,349.58	0	0.00	0	0.00	0	0.00	4.860306%	4.771860%	13
02/17/23	0	0.00	0	0.00	4	118,122,377.08	1	13,474,271.99	1	7,608,925.38	0	0.00	0	0.00	0	0.00	4.860377%	4.771940%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	440000359	06/01/22	18	6	132,566.54	940,043.39	0.00	54,981,284.09	06/26/20	98
1B	440000360	06/01/22	18	6	132,566.54	940,043.39	0.00	54,981,284.09	06/26/20	98
28	300571093	04/06/21	32	6	46,677.21	1,124,214.93	6,356.75	8,077,845.63	11/20/19	7			06/29/21
77	860923146	08/01/18	64	6	(166.25)	601,653.09	197,694.23	2,195,582.51	09/14/18	13
Totals					311,644.04	3,605,954.80	204,050.98	120,235,996.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		521,625,943	405,913,789	108,359,161		7,352,994
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	521,625,943	405,913,789	0	0	108,359,161	7,352,994
Dec-23	558,319,627	442,395,115	0	0	108,548,443	7,376,069
Nov-23	578,097,486	448,742,044	0	0	108,751,110	20,604,332
Oct-23	579,246,561	449,651,282	0	0	108,938,780	20,656,499
Sep-23	591,357,611	461,506,352	0	0	109,139,892	20,711,366
Aug-23	592,518,182	462,429,163	0	0	109,325,963	20,763,056
Jul-23	593,673,886	463,348,102	0	0	117,003,348	13,322,436
Jun-23	594,901,473	464,322,670	0	0	109,710,103	20,868,700
May-23	596,050,801	465,233,664	0	0	109,897,449	20,919,689
Apr-23	597,272,653	466,200,575	0	0	110,098,657	20,973,421
Mar-23	598,412,034	467,103,689	0	0	110,284,402	21,023,943
Feb-23	599,779,687	468,183,038	0	0	110,513,452	21,083,197
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	440000359	53,178,733.00	54,981,284.09	79,000,000.00	10/18/23	1,833,261.27	0.15530	09/30/23	04/01/24	244
1B	440000360	53,178,733.00	54,981,284.09	79,000,000.00	10/18/23	23,327,535.76	1.42000	--	04/01/24	244
28	300571093	7,352,993.51	8,077,845.63	7,500,000.00	08/01/23	531,608.00	0.98930	09/30/23	04/06/24	182
77	860923146	2,001,695.08	2,195,582.51	3,200,000.00	03/07/14	151,829.00	0.99060	03/31/19	05/01/24	244
Totals		115,712,154.59	120,235,996.32	168,700,000.00		25,844,234.03

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A	440000359	RT	NJ	06/26/20	98
Property is being marketed for potential sale by the court-appointed receiver.

1B	440000360	Various	Various	06/26/20	98
Property is being marketed for potential sale by the court-appointed receiver.

28	300571093	LO	LA	11/20/19	7

REO Title Date: 6/28/2021. Description of Collateral: Subject is a 116-room, Hilton Garden Inn-branded hotel built by the Borrower in 2011 and located in Covington, LA. Amenities include 1.5K SF of meeting space ,a full-service restaurant, an indoor/roved 2023 Capex Budget and instructed PM to start work ASAP.

Fitness room flooring and exterior lighting upgrades were approved. Operations Summary: All rooms are now back online and in leasable condition.12/28/2023: 28-Day running ADR $121.51,Occup 65.6% and RevPar $79.72 Marketing

Summary: Asset was included in the 12/14/2022 Auction, but did not meet reserve. Holding property and undertaking Hilton required upgrades.

77	860923146	MF	IL	09/14/18	13

Loan was transferred to SS on 11/5/2018 due to the loan being 60+ days delinquent. In addition, on 8/15/2018, the U.S. Securities and Exchange Commission ('SEC') filed a securities fraud complaint against EquityBuild, Inc., EquityBuild

Finance, LLC, Jerome Cohen ('Guarantor'), and Shaun Cohen. On 8/17/2018 the Court appointed Kevin B. Duff, as the receiver for the Estate of Defendants EquityBuild, Inc., EquityBuild Finance, LLC, their affiliates, and the affiliate entities of Defendants Jerome Cohen and Shaun Cohen. Per an Order Appointing Receiver dated 8/17/2018, no party may institute or pursue any action for collection, foreclosure or other remedy against the Receivership Defendants and/or

Receivership Assets until further Order from the Court. The collateral Property securing the Loan was sold on 5/29/19 by the Receiver per Court order with sales proceeds escrowed by the Court. The distribution of proceeds is litigated through a claims process, with scheduling to occur in tranch es. On 8/17/21, the Court granted the Receiver a priming lien and approved payment of certain fees from the sales proceeds, subject to a 20% holdback among other conditions.

Receiver has also obtained court approval to allocate fees from sales proce eds. The court granted individual investors priority over the institutional lender in Tranche 1, per a Memorandum Opinion and Order. The litigation continues with subject claims held in Tranche 5 which is scheduled to begin in November 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	310922175	0.00	4.59000%	0.00	4.59000%	8	10/04/22	10/04/22	--
24	28000459	0.00	5.25000%	0.00	5.25000%	8	10/29/21	06/11/20	--
52	440000377	0.00	5.03400%	0.00	5.03400%	8	09/03/21	09/01/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	440000375 12/17/21	54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	0.00	2,393,145.39	23,213,920.01	42.98%
12	300571108 06/17/20	19,276,701.06	18,660,000.00	21,641,271.88	1,531,258.33	21,641,271.88	20,110,013.55	18,777.74	0.00	0.00	18,777.74	0.08%
18	440000381 12/15/23	13,204,122.48	26,090,000.00	4,951,765.65	497,710.23	4,951,765.65	4,454,055.42	8,750,067.06	0.00	0.00	8,750,067.06	54.68%
29	28000450 07/17/19	8,688,212.19	15,400,000.00	8,738,058.22	49,846.03	8,738,058.22	8,688,212.19	0.00	0.00	(495.00)	495.00	0.00%
38	28000461 06/17/19	6,356,096.43	11,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		101,525,132.16	129,500,000.00	65,531,372.85	3,886,157.09	65,531,372.85	61,645,215.76	34,375,910.20	0.00	2,392,650.39	31,983,259.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	440000375	07/17/23	0.00	0.00	23,213,920.01	0.00	0.00	(13,254.79)	0.00	0.00	23,215,254.04
		04/17/23	0.00	0.00	23,227,174.80	0.00	0.00	(5,669.09)	0.00	0.00
		11/18/22	0.00	0.00	23,232,843.89	0.00	0.00	1,246.00	0.00	0.00
		10/17/22	0.00	0.00	23,231,597.89	0.00	0.00	1,250.00	0.00	0.00
		09/16/22	0.00	0.00	23,230,347.89	0.00	0.00	(1,226,476.84)	0.00	0.00
		08/17/22	0.00	0.00	24,458,158.76	0.00	0.00	2,139.00	0.00	0.00
		06/17/22	0.00	0.00	24,456,019.76	0.00	0.00	1,334.03	0.00	0.00
		05/17/22	0.00	0.00	24,454,685.73	0.00	0.00	1,242.00	0.00	0.00
		03/17/22	0.00	0.00	24,453,443.73	0.00	0.00	48,145.00	0.00	0.00
		02/17/22	0.00	0.00	24,405,298.73	0.00	0.00	(1,212,294.17)	0.00	0.00
		01/18/22	0.00	0.00	25,617,592.90	0.00	0.00	10,527.50	0.00	0.00
		12/17/21	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00
12	300571108	06/17/20	0.00	0.00	18,777.74	0.00	0.00	18,777.74	0.00	0.00	18,777.74
18	440000381	12/15/23	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06	0.00	0.00	8,750,067.06
29	28000450	10/18/19	0.00	0.00	495.00	0.00	0.00	495.00	0.00	0.00	495.00
		07/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000461	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	31,983,259.81	0.00	0.00	31,984,593.84	0.00	0.00	31,984,593.84

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	11,468.57	0.00	0.00	180,014.10	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,468.57	0.00	0.00	180,014.10	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,000.00	0.00	0.00	12,860.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	351.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	9,135.51	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,937.14	0.00	351.94	372,888.20	0.00	9,135.51	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		409,312.79

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29